Long-term investments, net (Tables)	12 Months Ended
Dec. 31, 2021
Long-term investments, net
Schedule of long-term investments, net

	As of December 31
	2020	2021
	RMB	RMB

Measurement Alternative method
Investment in Investee B (i)	3,828,560	—
Others	523,728	568,555
Total	4,352,288	568,555
Equity investments accounted for using equity method	2,752,734	4,033,402
Equity investment in Chengxin under fair value option (Note 5)	—	12,767
Total	7,105,022	4,614,724

Schedule of condensed financial information of the Group's equity investments under equity method

	For the Year Ended December 31
	2019	2020	2021
	RMB	RMB	RMB
Operating data:
Revenue	4,086,285	9,721,658	7,549,918
Gross profit (loss)	913,899	3,819,309	(4,257,022)
Income (loss) from operations	(1,718,998)	2,880,369	(16,489,595)
Net income (loss), net	(1,622,043)	2,881,779	1,999,569
Balance sheet data:
Current assets	9,930,387	14,591,256	54,810,598
Non‑current assets	10,596,081	16,999,044	17,656,885
Current liabilities	2,736,257	2,158,751	31,611,814
Non‑current liabilities	5,335,743	6,696,509	5,536,458
Convertible redeemable preferred shares and non‑controlling interests	1,536,299	2,703,764	7,160,924